Acquisition (Schedule of Pro forma Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Pro form revenues	$ 152,531	$ 161,983
Pro forma net income	$ 5,644	$ 3,766